Employee Benefit Expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Employee Benefit Expenses

(in millions of Euros)	Notes	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Wages and salaries		(889)	(872)	(841)
Pension costs—defined benefit plans	24	(20)	(21)	(22)
Other post-employment benefits	24	(6)	(6)	(7)
Share-based compensation	30	(12)	(8)	(6)

Total employee benefit expenses		(927)	(907)	(876)